Note A - The Company and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Note A - The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Retained Earnings (Accumulated Deficit) (in Dollars)	$ (53,941,385)		$ (53,941,385)		$ (52,288,421)	$ (52,291,688)	$ (52,288,421)
Cash and Cash Equivalents, at Carrying Value (in Dollars)	225,328	107,565	225,328	107,565	83,989	43,437	83,989	1,010,096
Operational Costs Per Month (in Dollars)					385,000
Allowance for Doubtful Accounts Receivable, Recoveries (in Dollars)			150,000		400,000
Advertising Expense (in Dollars)					114,000		170,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation (in Dollars)	22,255	6,945	62,272	45,054	49,842	57,180
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			2,350,000		600,000	845,000
Discontinued Operations [Member]
Note A - The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation (in Dollars)					$ 49,842	$ 57,180
Minimum [Member]
Note A - The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Maximum [Member]
Note A - The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years